FINANCIAL INSTRUMENTS - Derivatives, Net Investment Hedges (Details) ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 KRW (₩)	Jun. 30, 2021 INR (₨)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 BRL (R$)	Jun. 30, 2020 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Fair value | $	$ 5,892								$ 6,021
Fair value | $	(64,238)								(62,047)
Net investment hedges | Euros
Disclosure of detailed information about financial instruments [line items]
Notional amount		€ 110,000,000								€ 0
Fair value | $	5								1
Net investment hedges | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount | $				$ 556								$ 240
Fair value | $	8								3
Net investment hedges | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥					¥ 853								¥ 813
Fair value | $	0								(11)
Net investment hedges | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Notional amount							₩ 1,160										R$ 620
Fair value | $	(9)								(3)
Net investment hedges | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₨																₨ 4,703
Fair value | $									(2)
Rates										76.28
Net investment hedges | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Notional amount								₨ 720,095							₩ 720,095
Fair value | $	5
Fair value | $									(54)
Net investment hedges | Bottom of range | Euros
Disclosure of detailed information about financial instruments [line items]
Rates		0.81								0.87
Net investment hedges | Bottom of range | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates		1.29								1.34
Net investment hedges | Bottom of range | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Rates		6.63								4.02
Net investment hedges | Bottom of range | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates		1.29
Net investment hedges | Bottom of range | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Rates		4.98								5.20
Net investment hedges | Bottom of range | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Rates		1,095.50								914.84
Net investment hedges | Top of range | Euros
Disclosure of detailed information about financial instruments [line items]
Rates		0.88								0.88
Net investment hedges | Top of range | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates		1.45								1.52
Net investment hedges | Top of range | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Rates		6.83								7.43
Net investment hedges | Top of range | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates		1.38
Net investment hedges | Top of range | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Rates		5.95								5.20
Net investment hedges | Top of range | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Rates		1,135.90								1,169.58
Hedging Instrument One | Net investment hedges | British Pounds
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 2,000								£ 201
Fair value | $									5
Fair value | $	(35)
Hedging Instrument One | Net investment hedges | Bottom of range | British Pounds
Disclosure of detailed information about financial instruments [line items]
Rates		0.71								0.50
Hedging Instrument One | Net investment hedges | Top of range | British Pounds
Disclosure of detailed information about financial instruments [line items]
Rates		0.86								1.08
Hedging Instrument Two | Net investment hedges | British Pounds
Disclosure of detailed information about financial instruments [line items]
Notional amount | £											£ 90							£ 90
Fair value | $	0								0
Hedging Instrument Two | Net investment hedges | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount | $						$ 153
Fair value | $	(1)
Hedging Instrument Two | Net investment hedges | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 67,701
Fair value | $	(3)
Hedging Instrument Two | Net investment hedges | Bottom of range | British Pounds
Disclosure of detailed information about financial instruments [line items]
Rates		0.91								0.89
Hedging Instrument Two | Net investment hedges | Bottom of range | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates		1.23
Hedging Instrument Two | Net investment hedges | Bottom of range | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Rates		76.35
Hedging Instrument Two | Net investment hedges | Top of range | British Pounds
Disclosure of detailed information about financial instruments [line items]
Rates		0.91								0.93
Hedging Instrument Two | Net investment hedges | Top of range | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates		1.27
Hedging Instrument Two | Net investment hedges | Top of range | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Rates		86.71
Hedging Instrument Two | Interest rate swaps of AUD BBSW/BBSY debt | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount | $						$ 2,400								$ 2,400
Fair value | $	$ 109								$ 66
Hedging Instrument Two | Interest rate swaps of AUD BBSW/BBSY debt | Bottom of range | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates										0.81
Hedging Instrument Two | Interest rate swaps of AUD BBSW/BBSY debt | Top of range | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates										1.70